Other assets, net	12 Months Ended
Dec. 31, 2024
Other assets, net [Abstract]
Other assets, net
Note 9. Other assets, net

An analysis of other assets at December 31, 2023 and 2024 is as follows:

	2023		2024
Current portion:
Advances to suppliers (different from CAPEX and inventories)	Ps.	8,788,638	Ps.	10,909,652
Prepaid insurance		2,105,556		2,140,859
Other		328,065		373,884
	Ps.	11,222,259	Ps.	13,424,395

Non-current portion:
Recoverable taxes	Ps.	8,879,374	Ps.	19,489,256
Prepayments for the use of fiber optics		2,734,008		2,920,851
Judicial deposits (1)		15,456,282		15,021,270
Prepaid expenses		10,574,048		10,775,412
Total	Ps.	37,643,712	Ps.	48,206,789

For the years ended December 31, 2022, 2023 and 2024, amortization expense for other assets was Ps. 215,529, Ps. 848,569 and Ps. 566,236, respectively.

(1) Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies in Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).